Average Annual Total Returns - Steward Large Cap Enhanced Index Fund	Class C 1 Year	Class C Since Class Inception	Class C Inception Date	Class R6 1 Year	Class R6 Since Class Inception	Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes) Since Class Inception
Total	10.03%	8.57%	Dec. 14, 2017	12.81%	10.13%	18.40%	14.11%